Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes
Income Taxes
24.	Income Taxes

The income tax benefit (expense) for the years ended December 31, 2022, 2021 and 2020, was comprised of:

	2022		2021		2020
Income taxes, current (1)	Ps.	(2,384,491)	Ps.	(1,356,052)	Ps.	(2,262,956)
Income taxes, deferred		3,611,953		(317,002)		1,404,061
	Ps.	1,227,462	Ps.	(1,673,054)	Ps.	(858,895)

(1)	The current income tax of Mexican companies payable in Mexico represented 90%, 96% and 93% of total current income taxes in 2022, 2021 and 2020, respectively.

The Mexican corporate income tax rate was 30% in 2022, 2021 and 2020.

2014 Tax Reform

As a result of a 2014 Mexican Tax Reform (the “2014 Tax Reform”), which included the elimination of the tax consolidation regime allowed for Mexican controlling companies, beginning on January 1, 2014, the Company is no longer allowed to consolidate income or loss of its Mexican subsidiaries for income tax purposes and: (i) accounted for an additional income tax liability for the elimination of the tax consolidation regime in the aggregate amount of Ps.6,813,595 as of December 31, 2013; (ii) recognized a benefit from tax loss carryforwards of Mexican companies in the Group in the aggregate amount of Ps.7,936,044 as of December 31, 2013; and (iii) adjusted the carrying amount of deferred income taxes from temporary differences by recognizing such effects on a separate company basis by using the enacted corporate income tax rate as of December 31, 2013.

The income tax payable as of December 31, 2022 and 2021, in connection with the 2014 Tax Reform, is as follows:

	2022		2021
Tax losses of subsidiaries, net	Ps.	183,256	Ps.	771,873
Less: Current portion (a)		183,256		667,048
Non-current portion (b)	Ps.	—	Ps.	104,825

(a)	Accounted for as current income taxes payable in the consolidated statement of financial position as of December 31, 2022 and 2021.
(b)	Accounted for as non-current income taxes payable in the consolidated statement of financial position as of December 31, 2022 and 2021.

Maturities of income tax payable as of December 31, 2022, in connection with the 2014 Mexican Tax Reform, are as follows:

2023	Ps.	183,256
	Ps.	183,256

The following items represent the principal differences between income taxes computed at the statutory rate and the Group’s provision for income taxes.

	%	%	%
	2022	2021	2020
Statutory income tax rate	(30)	30	30
Differences between accounting and tax bases, including tax inflation gain that is not recognized for accounting purposes	17	20	25
Tax loss carryforwards	(6)	4	7
2014 Tax Reform	1	—	—
Foreign operations	7	(1)	(2)
Disposition of investments	—	(3)	—
Disposition of Radiópolis	—	—	3
Share of income in associates and joint ventures, net	13	6	2
(Reversal of impairment) Impairment loss in investment in shares of TelevisaUnivision	(2)	(8)	30
Discontinued operations	(10)	—	—
Effective income tax rate	(10)	48	95

The Group has recognized the benefits from tax loss carryforwards of Mexican companies in the Group as of December 31, 2022 and 2021. The years of expiration of tax loss carryforwards as of December 31, 2022, are as follows:

	Tax Loss
	Carryforwards
	for Which
	Deferred Taxes
Year of Expiration	Were Recognized
2023	Ps.	4,051
2024		266,660
2025		3,283,424
2026		5,291,187
2027		426,624
Thereafter		9,550,617
	Ps.	18,822,563

As of December 31, 2022, tax loss carryforwards of Mexican companies in the Group for which deferred tax assets were not recognized amounted to Ps.8,151,553 and will expire between 2023 and 2032.

During 2022, 2021 and 2020, certain Mexican subsidiaries utilized operating tax loss carryforwards in the amounts of Ps.11,944,218, Ps.2,618,821 and Ps.6,160,740, respectively.

In addition the Group has tax loss carryforwards derived from the disposal in 2014 of its former investment in GSF Telecom Holdings, S.A.P.I. de C.V. (“GSF”) in the amount of Ps.14,899,329. As of December 31, 2022, tax loss carryforwards derived from this disposal for which deferred taxes were recognized amounted to Ps.14,899,329, will expire in 2025.

As of December 31, 2022, tax loss carryforwards of subsidiaries in South America, the United States, and Europe amounted to Ps.2,501,359, of which Ps.1,698,340 have not date to expire and what remains will expire between 2023 and 2034.

The deferred income taxes as of December 31, 2022 and 2021, were principally derived from the following temporary differences and tax loss carryforwards:

	2022		2021
Assets:
Accrued liabilities	Ps.	4,323,561	Ps.	7,128,606
Loss allowance		607,773		946,559
Customer advances		2,335,751		1,854,424
Derivative financial instruments		—		615
Property, plant and equipment, net		3,923,889		3,704,746
Prepaid expenses and other items		—		4,508,914
Tax loss carryforwards:
Operating		4,552,116		6,240,930
Capital (1)		5,564,452		5,160,921
Tax credit carryforward (2)		—		5,738,832

Liabilities:
Investments		(700,285)		(1,733,507)
Prepaid expenses and other items		(560,183)		—
Derivative financial instruments		(130,879)		—
Intangible assets and transmission rights		(2,642,515)		(2,807,484)
Deferred income tax assets of Mexican companies		17,273,680		30,743,556
Deferred income tax assets of certain foreign subsidiaries		246,813		218,983
Deferred income tax assets, net	Ps.	17,520,493	Ps.	30,962,539

(1)	Includes the benefit from tax loss carryforwards derived from the disposal in 2014 of the Group’s investment in GSF, in the amount of Ps.4,469,799 and Ps.4,145,649 in 2022 and 2021, respectively.
(2)	Tax credit carryforward derived from a capital reduction made by one of the Company’s subsidiaries in December 2021, which can be credited in a three-year period in accordance with applicable tax law.

The deferred tax assets are in tax jurisdictions in which the Group considers that based on financial projections of its cash flows, results of operations and synergies between subsidiaries, will generate taxable income in subsequent periods.

The gross roll-forward of deferred income tax assets, net, is as follows:

	2022		2021
At January 1	Ps.	30,962,539	Ps.	26,213,382
Statement of income credit (charge)		3,611,953		(317,002)
Other comprehensive income (“OCI”) credit (charge)		145,406		(619,304)
Tax credit		—		5,738,832
Reserve for low value		—		(861)
Discontinued operations		(9,410,332)		(52,508)
Disposed operations		(7,789,073)		—
At December 31	Ps.	17,520,493	Ps.	30,962,539

The roll-forward of deferred income tax assets and liabilities for the year 2022, was as follows:

			Credit (Charge)		(Charge) to
			to Consolidated		Consolidated		Credit
			Statement of		Statement of		(Charge)
			Income		Income		to OCI and		Disposed
	At January 1,		(Continuing		(Discontinued		Retained		Operations		At December 31,
	2022		Operations)		Operations)		Earnings		(see Note 3)		2022
Assets:
Accrued liabilities	Ps.	7,128,606	Ps.	(2,805,045)	Ps.	—	Ps.	—	Ps.	—	Ps.	4,323,561
Loss allowance		946,559		(338,786)		—		—		—		607,773
Customer advances		1,854,424		1,283,170		(801,843)		—		—		2,335,751
Derivative financial instruments		615		(615)		—		—		—		—
Property, plant and equipment, net		3,704,746		219,143		—		—		—		3,923,889
Prepaid expenses and other items		4,508,914		(842,078)		(1,569,159)		(47,436)		(2,050,241)		—
Tax loss carryforwards		11,401,851		1,349,105		(2,634,388)		—		—		10,116,568
Deferred income tax assets of foreign subsidiaries		218,983		27,830		—		—		—		246,813
Tax Credit		5,738,832		—		—		—		(5,738,832)		—

Liabilities:
Investments		(1,733,507)		969,922		(248,284)		311,584		—		(700,285)
Prepaid expenses and other items		—		(560,183)		—		—		—		(560,183)
Derivative financial instruments		—		(12,137)		—		(118,742)		—		(130,879)
Intangible assets and transmission rights		(2,807,484)		4,321,627		(4,156,658)		—		—		(2,642,515)
Deferred income tax assets, net	Ps.	30,962,539	Ps.	3,611,953	Ps.	(9,410,332)	Ps.	145,406	Ps.	(7,789,073)	Ps.	17,520,493

The roll-forward of deferred income tax assets and liabilities for the year 2021, was as follows:

			Credit (Charge)		Credit (Charge)		Credit
			to Consolidated		to OCI and		(Charge)
	At January 1,		Statement of		Retained		to Other		At December 31,
	2021		Income		Earnings		Accounts		2021
Assets:
Accrued liabilities	Ps.	6,219,312	Ps.	909,294	Ps.	—	Ps.	—	Ps.	7,128,606
Loss allowance		1,235,658		(289,099)		—		—		946,559
Customer advances		1,600,334		254,090		—		—		1,854,424
Derivative financial instruments		972,991		(394,096)		(578,280)		—		615
Property, plant and equipment, net		2,084,550		1,620,196		—		—		3,704,746
Prepaid expenses and other items		5,868,717		(1,274,995)		(83,947)		(861)		4,508,914
Tax loss carryforwards		11,249,585		152,266		—		—		11,401,851
Deferred income tax assets of foreign subsidiaries		261,929		(42,946)		—		—		218,983
Tax Credit		—		—		—		5,738,832		5,738,832

Liabilities:
Investments		(729,910)		(1,046,520)		42,923		—		(1,733,507)
Intangible assets and transmission rights		(2,549,784)		(257,700)		—		—		(2,807,484)
Deferred income tax assets, net	Ps.	26,213,382	Ps.	(369,510)	Ps.	(619,304)	Ps.	5,737,971	Ps.	30,962,539

The tax (charge) credit relating to components of other comprehensive income (loss) is as follows:

	2022
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	158,119	Ps.	(47,436)	Ps.	110,683
Exchange differences on translating foreign operations		(143,156)		(978,527)		(1,121,683)
Derivative financial instruments cash flow hedges		395,807		(118,742)		277,065
Open-Ended Fund		(131,957)		39,587		(92,370)
Other equity instruments		(906,658)		271,997		(634,661)
Share of income or loss of associates and joint ventures		4,245,546		—		4,245,546
Other comprehensive income	Ps.	3,617,701	Ps.	(833,121)	Ps.	2,784,580
Current tax			Ps.	(978,527)
Deferred tax				145,406
			Ps.	(833,121)

	2021
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	279,825	Ps.	(83,947)	Ps.	195,878
Exchange differences on translating foreign operations		92,555		151,555		244,110
Derivative financial instruments cash flow hedges		1,927,601		(578,280)		1,349,321
Open-Ended Fund		(19,718)		5,915		(13,803)
Other equity instruments		(123,359)		37,008		(86,351)
Share of income or loss of associates and joint ventures		245,714		—		245,714
Other comprehensive income	Ps.	2,402,618	Ps.	(467,749)	Ps.	1,934,869
Current tax			Ps.	151,555
Deferred tax				(619,304)
			Ps.	(467,749)

	2020
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	(344,313)	Ps.	103,294	Ps.	(241,019)
Exchange differences on translating foreign operations		133,522		408,221		541,743
Derivative financial instruments cash flow hedges		(1,370,145)		411,044		(959,101)
Warrants exercised for common stock of UHI		(21,899,164)		6,639,400		(15,259,764)
Open-Ended Fund		(904,423)		268,906		(635,517)
Other equity instruments		(353,496)		106,049		(247,447)
Share of loss of associates and joint ventures		(61,033)		—		(61,033)
Other comprehensive loss	Ps.	(24,799,052)	Ps.	7,936,914	Ps.	(16,862,138)
Current tax			Ps.	408,221
Deferred tax				7,528,693
			Ps.	7,936,914

The Group does not recognize deferred income tax liabilities related to its investments in certain associates and joint ventures, as either (i) the Group is able to control the timing of the reversal of temporary differences arising from these investments, and it is probable that these temporary differences will not reverse in the foreseeable future or (ii) no temporary difference arises due to the application of Mexican income tax law. As of December 31, 2022 and 2021, the unrecognized deferred tax liabilities in connection with the Group’s investment in PDS amounted to an aggregate of Ps.43,628 and Ps.44,945, respectively.

In December 2019, the Mexican Federal Congress approved reforms to the Economic Plan for 2020. These tax reforms included amendments to the Mexican Income Tax Law, Value Added Tax Law, Special Tax on Production and Services Law, and Federal Tax Code, and they became effective as of January 1, 2020. Some of the most relevant changes to the Mexican tax legislation incorporated some of the Actions included in the Base Erosion and Profit Shifting Final Report (BEPS) published by the OCDE in February 2013, such as: (i) limitations to the deduction of net interest paid by companies as well as to some other deductions, (ii) update of the Controlled Foreign Corporation (CFC) Rules, (iii) new provisions to tax transparent entities, (iv) modification of the definition of permanent establishment, and (v) incorporation of new rules to tax digital economy. Some other relevant amendments to avoid tax evasion included: (i) a new obligation of tax advisors and taxpayers to disclose reportable schemes, and (ii) inclusion of general anti-avoidance rule.

In December 2020, the Mexican Federal Congress approved minimum amendments to the Income Tax Law, Value Added Tax Law and Federal Tax Code as part of the Economic Plan for 2021. Regarding the Income Tax Law several changes were made to the general regime applicable to Tax-Exempt Organizations, that aimed to control and restrict the application of such regime to ensure that only the companies that perform non-for-profit activities benefit from the dispositions of such Regime. Another important amendment was the decrease of the rate of annual withholding tax applicable to the capital that produces interest paid by the financial system, which changed from 1.45% to 0.97%. In terms of value added tax, derived from the entry into force of the digital economy dispositions, some more dispositions were included to specify the way to comply with those obligations, as well as penalties to ensure such compliance.

In December 2021, the Mexican Federal Congress approved minimum amendments to the Income Tax Law, Value Added Tax Law, Special Tax on Production and Services Law, and Federal Tax Code as part of the Economic Plan for 2022. These amendments do not propose the addition of new taxes or increases to the existing ones. With respect to the Income Tax Law, a new simplified regime applicable to individuals and corporations was added. This new regime applies under certain conditions and is based on cash flow received and paid. With respect to the Value Added Tax Law, a few modifications were included such as the concept of non-subject activities. Most of the reforms were made to the Federal Tax Code, the most relevant of which are: (i) several cases where the Certificate of Digital Signature can be canceled or restricted to the taxpayer were included, this certificate is used to issue invoices; (ii) the definition of resident was modified; (iii) new requirements were added or modified regarding the procedure to perform a split or a merger to ensure that any splits or mergers are done for a business reason; and (iv) new information has to be added in invoices and the time for canceling them was limited for certain period.

The Economic Plan for 2023 does not include any changes to the Mexican Income Tax Law, the Mexican Value Added Tax Law or the Mexican Federal Tax Code. In the Federal Income Law for 2023 approved by the Mexican Congress, the withholding income tax rate applicable to the payments of interest made by Mexican financial entities is increased from 0.08% to 0.15%.

2021 and 2022 Labor Reform

In April 2021, the Mexican Congress approved modifications to various laws in connection with outsourcing structures, including the Income Tax law, VAT Law, and the Labor Law (the “2021 Labor Reform”). Outsourcing is defined as a Mexican entity contracting with a related or unrelated legal entity/individual for services and the employees of the service provider are at the disposition and benefit of the service recipient. The most significant modifications to outsourcing included in the 2021 Labor Reform are the following:

●	The 2021 Labor Reform, generally, prohibits outsourcing activities. An exception was created to allow for the rendering of specialized services or the execution of special projects that are not within the business purpose stated in the formation documents or are no part of the primary economic activity of the service recipient (“Specialized Services”) so long as the service provided is duly registered. Entities that provide Specialized Services must comply with a registration procedure with the Mexican Ministry of Labor. The registry is public.
●	The employee profit sharing obligation is capped at an amount per employee. The maximum profit sharing payable per employee is the higher of a three-months’ salary and the average profit sharing received over the last three years.
●	Significant penalties apply to entities that do not comply with the outsourcing limitations, including potential characterization as tax fraud. Payments for outsourcing is not deductible for income tax purposes unless they qualify as Specialized Services and comply with all relevant formalities. Payments that are not deductible for the Income Tax law are also not creditable for purposes of the VAT Law. The tax law changes became effective on September 1, 2021.

During 2021, the Group’s management analyzed the effects of these changes on its Mexican operations, made the changes prescribed by the 2021 Labor Reform, including the transfer of employees among companies in the Group, and established controls to comply with the modifications to the various laws.

In December 2022, the final phase to amend Articles 76 and 78 of the Federal Labor Law was approved, under which employees will be entitled to more mandatory and paid vacation days. The amendment became effective on January 1, 2023. The amendment established that workers who have completed one year of service will enjoy an annual and continuous paid vacation period of at least twelve working days, and that it will increase by two working days, up to twenty, for each additional year of service. As of the sixth year, the vacation period will increase by two days for every five additional years of service.